Schedule of Long-term Loans (Detail) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Bridge Loan Facilities [Member] USD ($)	Dec. 31, 2012 Bridge Loan Facilities [Member] USD ($)	Dec. 31, 2013 Short-Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Short-Term Credit Facilities [Member] USD ($)	Dec. 31, 2013 Long-Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Long-Term Credit Facilities [Member] USD ($)	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 13, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] ZAR	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 R4.5 Billion Facilities [Member] Secured Debt [Member] USD ($)	Dec. 31, 2013 R4.5 Billion Facilities [Member] Secured Debt [Member] R2.0 Billion Term Loan Facility [Member] USD ($)	Dec. 31, 2012 R4.5 Billion Facilities [Member] Secured Debt [Member] R2.0 Billion Term Loan Facility [Member] USD ($)	Dec. 31, 2012 R4.5 Billion Facilities [Member] Secured Debt [Member] R2.5 Billion Revolving Credit Facility [Member] USD ($)
Line of Credit Facility [Line Items]
Opening balance						$ 142.4		$ 350.1
Credit facilities	192.5	492.5					142.4		350.1			192.5		192.5
Short-term loans and current portion of long-term loans	(48.3)
Long-term loans	144.2	492.5
Loan advanced	793.8	515.3	55.4	476.0		57.3	149.0	52.1	366.3	207.4	2,000.0	207.4
Loan repaid				(476.0)		(184.4)		(364.6)
Translation						(15.3)	(6.6)	(37.6)	(16.2)			(14.9)
Closing balance							$ 142.4		$ 350.1			$ 192.5